Analysis of performance by segment - Segment results (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Other income and expenditure:
Interest payable on core structural borrowings		$ (163)	$ (293)
Adjusted operating profit		2,541	2,619
Short-term fluctuations in investment returns on shareholder-backed business		(2,706)	(1,455)
Amortisation of acquisition accounting adjustments		(18)	(22)
Gain attaching to corporate transactions		846	17
Profit before tax attributable to shareholders' returns		663	1,159
Tax charge attributable to shareholders' returns		(129)	(1)
Profit from continuing operations		534	1,158
Profit for the period from discontinued operations	[1]		835
Profit for the period		534	1,993
Attributable to:
Equity holders of the Company From continuing operations		512	1,152
Equity holders of the Company From discontinued operations			835
Non-controlling interests from continuing operations		22	6
Profit for the period		$ 534	$ 1,993
Basic earnings per share
Based on adjusted operating profit, net of tax, from continuing operations		$ 0.790	$ 0.845
Based on profit for the period from continuing operations (in USD per share)		$ 0.197	0.446
Based on profit for the period from discontinued operations			$ 0.323
Operating segments | Asia
Other income and expenditure:
Adjusted operating profit		$ 1,733	$ 1,550
Short-term fluctuations in investment returns on shareholder-backed business		(448)	544
Profit before tax attributable to shareholders' returns		1,283
Tax charge attributable to shareholders' returns		(230)	(244)
Operating segments | Asia insurance operations
Other income and expenditure:
Adjusted operating profit		1,590	1,417
Operating segments | Asia asset management
Other income and expenditure:
Adjusted operating profit		143	133
Operating segments | US
Other income and expenditure:
Adjusted operating profit		1,266	1,572
Short-term fluctuations in investment returns on shareholder-backed business		(2,288)	(1,968)
Profit before tax attributable to shareholders' returns		(192)
Tax charge attributable to shareholders' returns		113	143
Operating segments | US insurance operations
Other income and expenditure:
Adjusted operating profit		1,256	1,556
Operating segments | US asset management
Other income and expenditure:
Adjusted operating profit		10	16
Operating profit reconciling items
Other income and expenditure:
Investment return and other income		18	32
Interest payable on core structural borrowings		(163)	(293)
Corporate expenditure		(205)	(212)
Total other income and expenditure		(350)	(473)
Restructuring and IFRS 17 implementation costs		$ (108)	$ (30)

[1]	Discontinued operations for half year 2019 related to the UK and Europe operations (M&G plc) that were demerged from the Group in October 2019.